Goodwill	3 Months Ended	12 Months Ended
	Mar. 22, 2014	Dec. 28, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
GOODWILL
A summary of changes in Safeway’s goodwill during the first 12 weeks of 2014 is as follows (in millions):

Balance – beginning of year:
Goodwill	$4,455.8
Accumulated impairment charges	(3,991.3)
464.5
Activity during the quarter:
Other adjustments (1)	0.1
0.1
Balance – end of quarter:
Goodwill	4,455.9
Accumulated impairment charges	(3,991.3)
Balance – end of quarter	$464.6

(1)	Primarily purchase price adjustments for Blackhawk's acquisition of Retailo AG.

Goodwill
Goodwill represents the excess of cost of an acquired business over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed in a business combination. Goodwill is not subject to amortization but must be evaluated for impairment.
Safeway tests goodwill for impairment annually (on the first day of the fourth quarter) or whenever events or circumstances indicate that it is more likely than not that the fair value of a reporting unit is below its carrying value.

The impairment test is a two-step process. In the first step, the Company determines if the fair value of the reporting units is less than the book value. Under generally accepted accounting principles, a reporting unit is either the equivalent to, or one level below, an operating segment. Each reporting unit constitutes a business for which discrete financial information is available and for which management regularly reviews the operating results. Safeway's operating segments are our retail divisions. Safeway's reporting units are generally consistent with its operating segments.

If Safeway concludes that fair value is greater than the book value, Safeway does not have to proceed to step two, and Safeway can conclude there is no goodwill impairment. If the Company concludes that the fair value of a reporting unit is less than book value, the Company must perform step two, in which it calculates the implied fair value of goodwill and compares it to carrying value. If the carrying value of goodwill exceeds the implied fair value of goodwill, such excess represents the amount of goodwill impairment.

Determining the fair value of a reporting unit involves the use of significant estimates and assumptions. The estimated fair value of each reporting unit is based on an average of the guideline company method and the discounted cash flow method. These methods are based on historical and forecasted amounts specific to each reporting unit and consider sales, gross profit, operating profit and cash flows and general economic and market conditions, as well as the impact of planned business and operational strategies. Safeway bases its fair value estimates on assumptions it believes to be reasonable at the time, but such assumptions are subject to inherent uncertainty. Measuring the fair value of reporting units would constitute a Level 3 measurement under the fair value hierarchy. See Note H for a discussion of levels.
Based upon the results of our 2013, 2012 and 2011 analyses, no impairment of goodwill was indicated in 2013, 2012 or 2011.
A summary of changes in Safeway’s goodwill by geographic area is as follows (in millions):

		2013				2012
	U.S.	Canada		Total	U.S.	Canada	Total
Balance – beginning of year:
Goodwill	$4,364.9	$97.9		$4,462.8	$4,364.9	$96.2	$4,461.1
Accumulated impairment charges	(3,991.3)	—		(3,991.3)	(3,991.3)	—	(3,991.3)
	373.6	97.9		471.5	373.6	96.2	469.8
Activity during the year:
Disposal of CSL goodwill	—	(97.9)	(1)	(97.9)	—	—	—
Blackhawk acquisition of Retailo (2)	36.2	—		36.2	—	—	—
Blackhawk acquisition of InteliSpend (2)	54.2	—		54.2	—	—	—
Other adjustments (3)	0.5	—		0.5	—	1.7	1.7
	90.9	(97.9)		(7.0)	—	1.7	1.7
Balance – end of year (4):
Goodwill	4,455.8	—		4,455.8	4,364.9	97.9	4,462.8
Accumulated impairment charges	(3,991.3)	—		(3,991.3)	(3,991.3)	—	(3,991.3)
	$464.5	$—		$464.5	$373.6	$97.9	$471.5

(1)	See Note B.

(2)	See Note C.

(3)	Represents foreign currency translation.

(4)	Blackhawk goodwill was $133.5 million at year-end 2013 and $42.7 million at year-end 2012.